Other Expense, Net - Summary of Net Losses or Gains on Investments (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023
Gain (Loss) on Securities [Line Items]
Non-cash impairment charges	[1]	$ 13	$ 90
Other expense, net		9	91
Tax effect		3	(1)
Net loss attributable to Magna		12	90
Public Company Warrants [Member]
Gain (Loss) on Securities [Line Items]
Revaluation of public company warrants		(17)	0
Public and Private Equity Investments [Member]
Gain (Loss) on Securities [Line Items]
Unrealized gain on investment revaluation		$ 13	$ 1

[1]	The non-cash impairment charges relate to impairments of private equity investments and related long-term receivables within Other assets.